Subsequent Events (Details)															1 Months Ended			2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Nov. 11, 2024	Nov. 08, 2024 USD ($) $ / shares	Oct. 24, 2024 $ / shares	Oct. 23, 2024 $ / shares	Oct. 01, 2024 USD ($) $ / shares	Sep. 30, 2024 $ / shares shares	Apr. 30, 2024 shares	Apr. 01, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 14, 2024 USD ($) $ / shares shares	Feb. 13, 2024 shares	Feb. 05, 2024 $ / shares shares	Jan. 03, 2024 USD ($) $ / shares shares	Nov. 19, 2019 $ / shares shares	Jul. 31, 2024 $ / shares	Apr. 30, 2024 shares	Feb. 29, 2024 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 30, 2024 USD ($)	Feb. 23, 2024 USD ($) $ / shares	Dec. 31, 2018 shares
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares														$ 1.7571
Trading price (in Dollars per share) | $ / shares															$ 1
Consecutive trading days															10
Expire date															Jan. 15, 2025
Sale price (in Dollars per share) | $ / shares																						$ 1.7571			$ 0.25
Deposit held in trust (in Dollars) | $													$ 22,600
Common stock outstanding																						9,068,899	9,044,733
Sale of units						1													13,000,000
Accrual of interest in trust account (in Dollars) | $																						$ 27,637	$ 12,014
Conversion price per share (in Dollars per share) | $ / shares						$ 1													$ 1	$ 1		$ 0.8059
Common stock issued																						9,068,899	9,044,733
Addition shares issuable																				1,864,294
Shares issuable upon exercise of option or warrants																						24,166
Common stock outstanding									5,000,000									5,000,000
Exceed shares of purchase price																						10,000
Conversion of shares														100
Issuance of common stock																	10,039					500,000				100
Aggregate cash proceeds (in Dollars) | $								$ 500,000
Cash proceeds (in Dollars) | $																		$ 12,870,000
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.0001	$ 0.0001
Legal expenses (in Dollars) | $																						$ 150,000
Aggregate purchase price (in Dollars) | $																						1,500,000
Cash expenses payable (in Dollars) | $																						8,540,000
Sell securities (in Dollars) | $																						$ 25,000,000
Aggregate shares							2,000,000
Percentage purchase price																						90.00%
Percentage of common stock outstanding																						4.99%
Average daily value traded of the common stock																						60.00%
Advance Notice (in Dollars) | $																						$ 20,000,000
Common stock received (in Dollars) | $																						907	$ 904
Warrants to purchase						9,192,500											2,500		9,192,500	9,192,500
Aggregate cash proceeds (in Dollars) | $										$ 10,000,000
Keystone [Member]
Subsequent Events [Line Items]
Agreed to make a payment (in Dollars) | $																						$ 1,000,000
Minimum [Member]
Subsequent Events [Line Items]
Sale of units																			13,000,000
Issued an aggregate																						1,000,000
Exchange ratio																						0.0806
Maximum [Member]
Subsequent Events [Line Items]
Sale of units																				20,900,000
Exchange ratio																						0.1757
Common Stock [Member]
Subsequent Events [Line Items]
Shares issuable upon exercise of option or warrants																						24,166	70,312
Issuance of common stock																						1,629,500
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.0001
Percentage purchase price																						90.00%
Percentage of common stock outstanding																						19.99%
Average daily value traded of the common stock																						30.00%
Advance Notice (in Dollars) | $																						$ 15,000,000
Common Stock [Member] | Keystone [Member]
Subsequent Events [Line Items]
Issuance of common stock										119,050
Business Combination [Member]
Subsequent Events [Line Items]
Business combination shares																						671,285
Lead Investor [Member]
Subsequent Events [Line Items]
Issuance of common stock										250,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.1					$ 10
Closing bid price (in Dollars per share) | $ / shares			$ 0.1
Consecutive trading days			10
Minimum market value (in Dollars) | $																								$ 50,000,000
Purchase agreement (in Dollars) | $		$ 20,600,000																							$ 25,000,000
Percentage of volume-weighted average price		90.00%
Sale price (in Dollars per share) | $ / shares		$ 0.01
Public shares exercised													11,625
Payments for Deposits (in Dollars) | $													$ 128,133
Public shares													753,332
Sale of units								626
Accrual of interest in trust account (in Dollars) | $													$ 8,400,000
Addition shares issuable												1,200,000
Shares issuable upon exercise of option or warrants												382,651
Issuance of common stock											1,200,000
Holders of redeemed (in Dollars) | $										$ 7,456,463.3
Redeemed per public share (in Dollars per share) | $ / shares										$ 11.11
Exchange ratio										0.064452
Outstanding preferred shares (in Dollars) | $										$ 50,000,000
Earnout shares										875,000
Warrants to purchase																	612,746
Aggregate cash proceeds (in Dollars) | $										$ 9,980,000
Preferred stock par value (in Dollars per share) | $ / shares																	$ 0.0001
Cash proceeds (in Dollars) | $									$ 500,000
Vested shares										200,000	1,000,000
Liquidation preference (in Dollars per share) | $ / shares										$ 10
Exchange ratio										0.064452
Dividing per share (in Dollars per share) | $ / shares										$ 10
Common stock received (in Dollars) | $										$ 1
Conversion price (in Dollars) | $										$ 1,000
Aggregate cash proceeds (in Dollars) | $								$ 0.5
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Shares issuable upon exercise of option or warrants												382,651
Issuance of common stock																	0.0001
Warrants to purchase																	612,746
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Reverse stock split	1:25
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Reverse stock split	1:150
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Options to purchase (in Dollars) | $					$ 4,500,000
Price per share (in Dollars per share) | $ / shares					$ 0.1
Trading price (in Dollars per share) | $ / shares				$ 0.1
Shares of restricted										1,200,000
Subsequent Event [Member] | First Level Earnout Target [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares												$ 12.5
Percentage of conversion price of preferred stock												125.00%
Subsequent Event [Member] | Second Level Earnout Target [Member]
Subsequent Events [Line Items]
Percentage of conversion price of preferred stock												150.00%
Subsequent Event [Member] | Second Business Combination Agreement Amendment [Member]
Subsequent Events [Line Items]
Business combination shares											875,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Business combination shares											1,000,000
Outstanding preferred shares (in Dollars) | $										$ 50,000,000
Subsequent Event [Member] | CERo Common Stock [Member]
Subsequent Events [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares										$ 10
Earnout shares										1,000,000
Subsequent Event [Member] | Business Combination [Member] | Minimum [Member]
Subsequent Events [Line Items]
Business combination shares												4,651,704
Subsequent Event [Member] | Business Combination [Member] | Maximum [Member]
Subsequent Events [Line Items]
Business combination shares												5,000,000
Subsequent Event [Member] | Business Combination [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted										1,000,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares													$ 11.02
Class A Common Stock [Member]
Subsequent Events [Line Items]
Exercised redemption rights (in Dollars) | $																						$ 671,285
Common stock outstanding																						5,563,297
Conversion of shares																						4,596,250
Class A Common Stock [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock outstanding																						5,563,297
Class A Common Stock [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Forfeit an aggregate of shares																						250,000
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock outstanding													6,234,582
Common stock, par value (in Dollars per share) | $ / shares												$ 0.0001
Aggregate shares										2,977,070
Vested shares											875,000
Liquidation preference (in Dollars per share) | $ / shares										$ 10
Class A Common Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock issued												4,651,704
Class A Common Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Common stock issued												5,000,000
Class A Common Stock [Member] | Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Events [Line Items]
Business combination shares											1,200,000
Convertible Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion													4,596,250
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion																			38
Conversion price per share (in Dollars per share) | $ / shares						$ 750													$ 750	$ 750
Common stock issued																						3,999,997
Conversion of shares						3,075													7,005
Issuance of common stock																						1,500
Preferred stock par value (in Dollars per share) | $ / shares						$ 1,000													$ 1,000	$ 1,000		$ 1.7571
Common Stock issuable conversion																						200.00%
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants to purchase stock																	2,500
Series A Preferred Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares												$ 12.5
Percentage of conversion price of preferred stock												125.00%
Series A Preferred Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares												$ 15
Percentage of conversion price of preferred stock												150.00%
Series A Preferred Stock [Member] | Subsequent Event [Member] | Second Level Earnout Target [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares												$ 15
Common Stock [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares																						$ 1
Common stock issued upon conversion																				584,505
Conversion price per share (in Dollars per share) | $ / shares						$ 0.224													$ 0.224	$ 0.224
Common stock issued																						45,350,000
Conversion of shares						62,196,602													108,948,903
Issuance of common stock						8,175,166													8,175,166	8,175,166
Common Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Issued an aggregate																						1,200,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares										$ 10
Earnout shares										200,000
Common stock received (in Dollars) | $										$ 1,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number										1,000,000
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Conversion of shares						486													140
Common Class B [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares									$ 0.0001									$ 0.0001
Forecast [Member] | Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Sale of units																626
Private Placement [Member]
Subsequent Events [Line Items]
Issuance of common stock																						885,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of units													885,000
Issuance of common stock																	10,080
Private Placement [Member] | Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock issued																						885,000
IPO [Member] | Class A Common Stock [Member]
Subsequent Events [Line Items]
Exceed shares of purchase price																						82,047
Volume Weighted Average Price Purchase Date [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares																						$ 1
Percentage purchase price																						90.00%
Additional Volume Weighted Average Price Purchase [Member]
Subsequent Events [Line Items]
Percentage purchase price																						90.00%
Initial Public Offering [Member]
Subsequent Events [Line Items]
Common stock issued																						82,047
New CERo Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of common stock																	10,039